CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,662	$ 3,353	$ 3,544	$ 20,321	$ (26,774)	$ (12,660)	$ (95,546)	$ (92,957)	$ 33,880	$ (227,937)	$ 26,648
Other comprehensive income (loss):
Foreign currency translation adjustment									(1,801)	18,310	2,453
Comprehensive income (loss)									$ 32,079	$ (209,627)	$ 29,101